INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Description of tax law in Hong Kong			Incorporated companies pay 8.25% tax on the first $2 million of profits and 16.5% on the remainder.
Income tax expense (benefit)	$ 4,702	$ (7,141)	$ 6,891	$ 11,972
Income (loss) before provision for income taxes	(106,269)	$ 93,573	(196,028)	106,574
Net operating loss carry forward	$ 1,654,000		1,654,000
HONG KONG
Income tax expense (benefit)			6,891	11,972
Income (loss) before provision for income taxes			41,766	304,504
UNITED STATES
Income (loss) before provision for income taxes			$ (237,794)	$ (197,930)